OPPENHEIMER MANAGEMENT CORPORATION
TWO WORLD TRADE CENTER
NEW YORK, NEW YORK  10048-0203

Merryl Hoffman
Vice President &
Assistant Counsel

                                      October 16, 1995


VIA EDGAR
Securities and Exchange Commission
OFICS Filer Support
Mail Stop 0-7, SEC Operations Center
6432 General Green Way
Alexandria, VA  22312

          Re:  Oppenheimer Strategic Income Fund Proxy Statement and
               Prospectus
               (Form N-14 Reg. No. 33-62153) (Rule 497(j) Filing)


To the Securities and Exchange Commission:

          An electronic ("EDGAR") filing was made on October 16, 1995 under Rule 497(c) of the Securities Act of 1933, as amended (the "1933 Act") on behalf of Oppenheimer Strategic Income Fund (the "Fund"), a series of Oppenheimer Strategic Funds Trust (the "Registrant"). The filing consisted of the Proxy Statement and Prospectus dated September 28, 1995 of the Fund and Quest for Value Global Income Fund included in the Registration Statement (the "Registration Statement") of the Registrant on Form N-14 (Reg. No. 33-62153).

     The Registrant hereby certifies pursuant to Rule 497(j) of the 1933 Act that the Statement of Additional Information dated September 28, 1995 relating to the Registration Statement does not differ from that contained in Amendment No. 1 to the Registration Statement as previously filed with the Securities and Exchange Commission. The Registrant further certifies that the text of the Registration Statement, as amended by Amendment No.
1 thereto, has been filed electronically. Accordingly, the Statement of Additional Information is not being filed herewith.

                                      Very truly yours,

                                      /s/ Merryl Hoffman

                                      Merryl Hoffman
                                      (212) 323-0248

Enclosures
cc:  Myer, Swanson, Adams & Wolf, P.C.
     Deloitte & Touche LLP
     Ms. Gloria LaFond

Siegel/ed/231497j